Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [line items]
Increase (decrease) through foreign exchange, financial assets	$ 3,377	$ 2,560
Liquidity risk | Interest rate, measurement input
Statement [line items]
Significant unobservable input, assets	28.00%
NTD
Statement [line items]
Percentage of depreciation appreciation against other country currency	10.00%	10.00%
Floating interest rate
Statement [line items]
Borrowings, adjustment to interest rate basis	0.25%	0.25%
Increase or decrease net profit through interest rate	$ 71	$ 86